Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
As a rate regulated utility company, the Company recovers income taxes from its ratepayers based on estimated current income tax expense in respect of its regulated business. The amounts of deferred income taxes related to regulated operations which are considered to be more likely-than-not to be recoverable or refunded to, ratepayers in future periods are recognized as deferred income tax regulatory assets or liabilities, with an offset to deferred income tax expense (recovery). The Company’s consolidated tax expense or recovery for the period includes all current and deferred income tax expenses for the period net of the regulated accounting offset to deferred income tax expense arising from temporary differences to be recoverable or refunded in future rates charged to customers. Thus, the Company’s income tax expense or recovery differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate.
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2020	2019
Income before income tax expense	1,017	1,009
Income tax expense at statutory rate of 26.5% (2019 - 26.5%)	270	267

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization[1]	(102)	(105)
Impact of tax deductions from deferred tax asset sharing[2]	(41)	(60)
Overheads capitalized for accounting but deducted for tax purposes	(21)	(21)
Interest capitalized for accounting but deducted for tax purposes	(13)	(13)
Environmental expenditures	(6)	(7)
Pension and post-retirement benefit contributions in excess of pension expense	(4)	(11)
Other	—	1
Net temporary differences attributable to regulated business	(187)	(216)
Net permanent differences	1	—
Recognition of deferred income tax regulatory asset (Note 13)	(867)	—
Total income tax expense (recovery)	(783)	51

Effective income tax rate	(77.0)%	5.1%
[1] Includes accelerated tax depreciation of up to three times the first-year rate for certain eligible capital investments acquired after November 20, 2018 and placed in-service before January 1, 2028, as introduced in the 2019 federal and Ontario budgets and enacted in the second quarter of 2019.
[2] Prior to the ODC Decision, the impact represents tax deductions from deferred asset tax sharing given to ratepayers as previously mandated by the OEB. Subsequent to the ODC Decision, the impact represents the recovery of deferred tax asset sharing currently allocated to rate-payers. See Note 13 - Regulatory Assets and Liabilities.
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2020	2019
Current income tax expense	29	28
Deferred income tax expense (recovery)	(812)	23
Total income tax expense (recovery)	(783)	51
Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities reflect the future tax consequences attributable to temporary differences between the tax bases and the financial statement carrying amounts of the assets and liabilities including the carry forward amounts of tax losses and tax credits. Deferred income tax assets and liabilities attributable to the Company’s regulated business are recognized with a corresponding offset in deferred income tax regulatory assets and liabilities to reflect the anticipated recovery or repayment of these balances in the future electricity rates. At December 31, 2020 and 2019, deferred income tax assets and liabilities consisted of the following:

As at December 31 (millions of dollars)	2020	2019
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	680	633
Pension obligations	607	405
Non-capital losses	275	288
Non-depreciable capital property	271	271
Tax credit carryforwards	118	92
Investment in subsidiaries	100	95
Environmental expenditures	48	51
Depreciation and amortization in excess of capital cost allowance	4	4
Other	14	18
	2,117	1,857
Less: valuation allowance	(380)	(375)
Total deferred income tax assets	1,737	1,482

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,022	377
Regulatory assets and liabilities	728	495
Goodwill	11	10
Other	16	18
Total deferred income tax liabilities	1,777	900

Net deferred income tax assets (liabilities)	(40)	582
The net deferred income tax assets are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2020	2019
Long-term:
Deferred income tax assets	16	643
Deferred income tax liabilities	(56)	(61)
Net deferred income tax assets (liabilities)	(40)	582
The valuation allowance for deferred tax assets as at December 31, 2020 was $380 million (2019 - $375 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets and investments in subsidiaries. As of December 31, 2020 and 2019, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2020	2019
2034	—	2
2035	170	220
2036	550	549
2037	121	121
2038	5	5
2039	185	187
2040	5	—
Total losses	1,036	1,084